Significant changes in the current reporting period (Details) - USD ($)					3 Months Ended	6 Months Ended
	Feb. 17, 2023	Feb. 10, 2023	Jan. 25, 2023	Jan. 01, 2023	Mar. 31, 2023	Jun. 30, 2023	May 22, 2023	May 19, 2023
Significant changes in the current reporting period (Details) [Line Items]
Notional amount						$ 61,000,000
Proceeds from issue of ordinary shares				$ 137,000,000
Proceeds from exercise of warrants						$ 6,365,000
Major ordinary share transactions [member] | Private Placement [Member]
Significant changes in the current reporting period (Details) [Line Items]
Warrants As A Percentage Of Fully Diluted Ordinary Share Capital		1.00%
Termination of STADA Supply Agreement [Member]
Significant changes in the current reporting period (Details) [Line Items]
Cash Repaid Under Terminated Agreement								$ 18,900,000
Commencement of Supply Agreement with Advanz [Member]
Significant changes in the current reporting period (Details) [Line Items]
Advances received, representing contract liabilities for performance obligations satisfied at point in time							$ 61,000,000
Contract liabilities for performance obligations satisfied over time							$ 287,500,000
Royalty income					$ 40
Tranche B Convertible Bonds [Member] | Loans Borrowed By Way Of Bonds Issued [Member]
Significant changes in the current reporting period (Details) [Line Items]
Notional amount			$ 10,000,000
Conversion Price (in Dollars per share)			$ 10
Tranche B Convertible Bonds [Member] | Bottom of range [member] | Loans Borrowed By Way Of Bonds Issued [Member]
Significant changes in the current reporting period (Details) [Line Items]
Date On Which The Debt Instrument Is Eligible To Be Converted Into Equity			Dec. 31, 2023
Tranche B Convertible Bonds [Member] | Top of range [member] | Loans Borrowed By Way Of Bonds Issued [Member]
Significant changes in the current reporting period (Details) [Line Items]
Date On Which The Debt Instrument Is Eligible To Be Converted Into Equity			Jun. 30, 2024
Ordinary shares [member]
Significant changes in the current reporting period (Details) [Line Items]
Increase (decrease) in number of ordinary shares issued (in Shares)	625,000
Ordinary shares [member] | Major ordinary share transactions [member] | Private Placement [Member]
Significant changes in the current reporting period (Details) [Line Items]
Proceeds from issue of ordinary shares		$ 137,000,000
Par value per share (in Dollars per share)		$ 0.01
Sale Of Stock Issue Price Per Share (in Dollars per share)		$ 11.57
Ordinary shares [member] | Warrants Issued To Senior Bond Holders On Debt Conversion [Member]
Significant changes in the current reporting period (Details) [Line Items]
Increase (decrease) in number of ordinary shares issued (in Shares)			2,479,962
Ordinary shares [member] | Exercise of Warrants [Member] | OACB Warrants [member]
Significant changes in the current reporting period (Details) [Line Items]
Increase (decrease) in number of ordinary shares issued (in Shares)					551,261
Class Of Warrants Or Rights Exercise Price Per Share (in Dollars per share)					$ 11.5
Number Of Shares Called By Each Warrant Or Right (in Shares)					1
Proceeds from exercise of warrants					$ 6,300,000